UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22452



                            FIRST TRUST SERIES FUND
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:  October 31
                                               ------------


             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


------------------------------------------------
FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
------------------------------------------------

First Trust Preferred Securities and Income Fund, a series of the Registrant, did not receive any proxies and accordingly did not vote any proxies during the reporting period.



-------------------------------------------
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
-------------------------------------------



From Inception: 1/11/11 - 6/30/11

COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Scotts Miracle-Gro        19-Jan-11  810186-106                                                     SMG

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

                                     1) Elect directors:                                            Issuer
For                          For     .1) James Hagedorn (CEO & Chairman)                            Issuer
For                          For     .2) William Jurgensen                                          Issuer
For                          For     .3) Nancy Mistretta                                            Issuer
For                          For     .4) Stephanie Shern                                            Issuer
For                          For     Ratification of Deloitte & Touche as independent public        Issuer
                                     accounting firm
For                          For     Approval of material terms of the performance criteria         Issuer
                                     under the Scotts Miracle-Gro amended and restated 2006
                                     long term incentive plan
For                          For     Approval of material terms of the performance criteria under the Scotts Miracle-Gro amended and restated executive
                                     incentive plan


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
PennantPark Investment     1-Feb-11  708062-104                                                     PNNT
Corp.

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Marshall Brozost as director                        Issuer
For                          For     1.2) Elect Samuel Katz as director                             Issuer
For                          For     2) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     3) Consider and vote upon a proposal to authorize              Issuer
                                     flexibility, with the approval of Board of Directors, to
                                     sell shares of common stock (during the next 12 months) at a price below the then current net asset value per share,
                                     subject to certain limitations described in the proxy
                                     statement.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Sanderson Farms Inc.      17-Feb-11  800013-104                                                     SAFM

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

                                     1) Elect directors:                                            Issuer
For                          For     .1) Lampkin Butts (COO)                                        Issuer
For                          For     .2) Beverly Hogan                                              Issuer
For                          For     .3) Phil Livingston                                            Issuer
For                          For     .4) Charles Ritter                                             Issuer
For                          For     .5) Joe Sanderson (CEO & Chairman)                             Issuer
For                          For     2)Proposal to approve the SAFM amnded and restated stock       Issuer
                                     incentive plan
For                          For     3) Proposal to approve a non-binding advisory vote on the      Issuer
                                     compensation of company's executive officers
3 years                    3 years   4) Frequency with which the company should hold future         Issuer
                                     non-binding advisroy note on executive compensation
For                          For     5) Ratify selection of Ernsy & Young LLP as company's          Issuer
                                     independent public accounting firm


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
MVC Capital, Inc.         10-Mar-11  553829-102                                                     MVC

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

                                     1) Elect directors:
For                          For     .1) Emilio Dominianni                                          Issuer
For                          For     .2) Gerald Hellerman                                           Issuer
For                          For     .3) Robert Knapp                                               Issuer
For                          For     .4) William Taylor                                             Issuer
For                          For     .5) Warren Holtsberg (interested director)                     Issuer
For                          For     .6) Michael Tokarz (Chairman)                                  Issuer
For                          For     2) Ratify the selection of Ernst & Young LLP as the            Issuer
                                     independent registered public accounting firm.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Graco Inc.                21-Apr-11  384109-104                                                     GGG

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Patrick McHale (CEO) as director for term           Issuer
                                     ending 2014
For                          For     1.2) Elect Lee Mitau as director for term ending 2014          Issuer
For                          For     1.3) Elect Marti Morfitt as director for term ending 2014      Issuer
For                          For     2) Ratify the selection of Deloitte & Touche LLP as            Issuer
                                     independent registered public accounting firm
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers
For                        Against   5) Amend the company's articles of incorporation and/or        Shareholder
                                     bylaws to provide that director nominees shall be elected
                                     by the affirmative vote of the majority of votes cast at
                                     an annual meeting of shareowners in uncontested elections.
                                     A plurality vote standard, however, will apply to
                                     contested director elections; that is, when the number of
                                     director nominees exceeds the number of board seats.


Page 1


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Simpson Manufacturing     26-Apr-11  829073-105                                                     SSD
Co., Inc.

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

                                     1) Elect directors:
For                          For     .1) Thomas Fitzmyers (CEO) for a 3-year term                   Issuer
For                          For     .2) Earl Cheit (Lead Independent Director) for a 3-year        Issuer
                                     term
For                          For     .3) Barry Lawson Williams for a 3-year term                    Issuer
For                          For     2) Approve the company's 2011 Incentive Plan                   Issuer
For                          For     3) Ratify the selection of PwC (PricewaterhouseCoopers         Issuer
                                     LLP) as the independent registered public accounting firm.
For                          For     4) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   5) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Brown & Brown             27-Apr-11  115236-101                                                     BRO

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect J. Hyatt Brown (Chairman) as director               Issuer
For                          For     1.2) Elect Samuel Bell III as director                         Issuer
For                          For     1.3) Elect Hugh Brown as director                              Issuer
For                          For     1.4) Elect J. Powell Brown (CEO) as director                   Issuer
For                          For     1.5) Elect Bradley Currey, Jr. as director                     Issuer
For                          For     1.6) Elect Theodore Hoepner as director                        Issuer
For                          For     1.7) Elect Toni Jennings as director                           Issuer
For                          For     1.8) Elect Timothy Main as director                            Issuer
For                          For     1.9) Elect Wendell Reilly as director                          Issuer
For                          For     1.10) Elect John Riedman as director                           Issuer
For                          For     1.11) Elect Chilton Varner as director                         Issuer
For                          For     2) Ratify the selection of Deloitte & Touche LLP as            Issuer
                                     independent registered public accounting firm
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Ritchie Bros. Auctioneers 28-Apr-11  767744-105                                                     RBA

Vote                      Management Proposals at "Annual & Special Meeting of Shareholders"        Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1) Set the number of directors at 7
For                          For     2.1) Elect Robert Waugh Murdoch (Chairman) as director         Issuer
For                          For     2.2) Elect Peter James Blake (CEO) as director                 Issuer
For                          For     2.3) Elect Christopher Zimmerman as director                   Issuer
For                          For     2.4) Elect Eric Patel as director                              Issuer
For                          For     2.5) Elect Edward Baltazar Pitoniak as director                Issuer
For                          For     2.6) Elect Beverley Anne Briscoe as director                   Issuer
For                          For     2.7) Elect James Michael Micali as director                    Issuer
For                          For     3) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     4) Confirm an amendment to the company bylaws approved by      Issuer
                                     the directors to allow and provide for the use of
                                     electronic participation at shareholders' meetings


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Sigma-Aldrich Corporation  3-May-11  826552-101                                                     SIAL

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Rebecca Bergman as director                         Issuer
For                          For     1.2) Elect George Church as director                           Issuer
For                          For     1.3) Elect David Harvey (ex-Chairman & ex-CEO) as director     Issuer
For                          For     1.4) Elect W. Lee McCollum as director                         Issuer
For                          For     1.5) Elect Avi Nash as director                                Issuer
For                          For     1.6) Steven Paul as director                                   Issuer
For                          For     1.7) Elect J. Pedro Reinhard as director                       Issuer
For                          For     1.8) Elect Rakesh Sachdev (President & CEO) as director        Issuer
For                          For     1.9) Elect D. Dean Spatz as director                           Issuer
For                          For     1.10) Elect Barrett Toan (Chairman) as director                Issuer
For                          For     2) Approve the Sigma-Aldrich Corporation Long-Term             Issuer
                                     Incentive Plan Performance Goals.
For                          For     3) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     5) Amend Article Eleventh of the Company's Certificate of      Issuer
                                     Incorporation, to replace references to supermajority
                                     voting with a simple majority of outstanding shares.
For                          For     6) Amend Article Twelfth of the Company's Certificate of       Issuer
                                     Incorporation, to replace references to supermajority
                                     voting with a simple majority of outstanding shares.
For                          For     7) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   5) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers


Page 2


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
West Pharmaceutical        3-May-11  955306-105                                                     WST
Services, Inc.

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Donald Morel, JR. (Chairman & CEO) as director      Issuer
                                     for term ending 2014
For                          For     1.2) Elect John Weiland as director for term ending 2014       Issuer
For                          For     1.3) Elect Robert Young as director for term ending 2014       Issuer
For                          For     1.4) Elect Mark Buthman as director for term ending 2014       Issuer
For                          For     1.5) Elect Douglas Michels as director for term ending         Issuer
                                     2013
For                          For     2) Amend the amended and restated Articles of                  Issuer
                                     Incorporation to declassify board of directors.
For                          For     3) Ratify the selection of PwC (PricewaterhouseCoopers         Issuer
                                     LLP) as the independent registered public accounting firm.
For                          For     4) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   5) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers
For                          For     6) Approve the adoption of the West Pharmaceutical             Issuer
                                     Services, Ince. 2011 Omnibus Incentive Compensation Plan,
                                     to provide for the award of compensation to both key
                                     employees and directors.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Heartland Express          5-May-11  422347-104                                                     HTLD

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Russell Gerdin (Chairman & CEO) as director         Issuer
For                          For     1.2) Elect Michael Gerdin (President) as director              Issuer
For                          For     1.3) Elect Richard Jacobson as director                        Issuer
For                          For     1.4) Elect Benjamin Allen as director                          Issuer
For                          For     1.5) Elect Lawrence Crouse as director                         Issuer
For                          For     1.6) Elect James Pratt as director                             Issuer
For                          For     2) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Gladstone Commercial       5-May-11  376536-108                                                     GOOD
Corporation

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Michela English as director                         Issuer
For                          For     1.2) Elect Anthony Parker as director                          Issuer
For                          For     1.3) Elect George Stelljes III as director                     Issuer
For                          For     2) Ratify the selection of PwC (PricewaterhouseCoopers         Issuer
                                     LLP) as the independent registered public accounting firm.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
RLI Corp.                  5-May-11  749607-107                                                     RLI

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Kaj Ahlmann as director                             Issuer
For                          For     1.2) Elect Barbara Allen as director                           Issuer
For                          For     1.3) Elect John Baily as director                              Issuer
For                          For     1.4) Elect Jordan Graham as director                           Issuer
For                          For     1.5) Elect Gerald Lenrow as director                           Issuer
For                          For     1.6) Elect Charles Linke as director                           Issuer
For                          For     1.7) Elect F. Lynn McPheeters as director                      Issuer
For                          For     1.8) Elect Jonathan Michael (Chairman & CEO) as director       Issuer
For                          For     1.9) Elect Robert Viets as director                            Issuer
For                          For     2) Approve the company's Annual Incentive Compensation         Issuer
                                     Plan.
For                          For     3) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     4) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   5) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.


Page 3


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Forward Air                9-May-11  349853-101                                                     FWRD

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Ronald Allen as director                            Issuer
For                          For     1.2) Elect Bruce Campbell (Chairman & CEO) as director         Issuer
For                          For     1.3) Elect C. Robert Campbell as director                      Issuer
For                          For     1.4) Elect Richard Hanselman (ex-Chairman) as director         Issuer
For                          For     1.5) Elect C. John Langley Jr. as director                     Issuer
For                          For     1.6) Elect Tracy Leinbach as director                          Issuer
For                          For     1.7) Elect Larry Leinweber as director                         Issuer
For                          For     1.8) Elect G. Michael Lynch as director                        Issuer
For                          For     1.9) Elect Ray Mundy as director                               Issuer
For                          For     1.10) Elect Gary Paxton as director                            Issuer
For                          For     2) Ratify the selection of Ernst & Young LLP as the            Issuer
                                     independent registered public accounting firm.
For                          For     3) Approve revised performance criteria which may apply to     Issuer
                                     performance-based stock awards granted under the amended
                                     and restated Stock Option and Incentive Plan.
For                          For     4) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   5) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Mercury General           11-May-11  589400-100                                                     MCY

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect George Joseph (Chairman) as director                Issuer
For                          For     1.2) Elect Martha Marcon as director                           Issuer
For                          For     1.3) Elect Donald Spuehler as director                         Issuer
For                          For     1.4) Elect Richard Grayson as director                         Issuer
For                          For     1.5) Elect Donald Newell as director                           Issuer
For                          For     1.6) Elect Bruce Bunner as director                            Issuer
For                          For     1.7) Elect Nathan Bessin as director                           Issuer
For                          For     1.8) Elect Michael Curtius as director                         Issuer
For                          For     1.9) Elect Gabriel Tirador (CEO) as director                   Issuer
For                          For     2) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   3) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Ambassadors Group         12-May-11  023177-108                                                     EPAX

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Daniel Byrne as director for a term ending 2014     Issuer
For                          For     1.2) Elect Rafer Johnson as director for a term ending         Issuer
                                     2014
For                          For     2) Ratify the selection of BDO USA LLP as the independent      Issuer
                                     registered public accounting firm.
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Franklin Street           16-May-11  35471R-106                                                     FSP
Properties

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect George Carter (President & CEO) as director for     Issuer
                                     a term ending 2014
For                          For     1.2) Elect Georgia Murray as director for a term ending        Issuer
                                     2014
For                          For     2) Ratify the selection of Ernst & Young LLP as the            Issuer
                                     independent registered public accounting firm.
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.
For                        Against   5) Eliminate classification of terms of the Board of           Shareholder
                                     Directors to require that all Directors stand for election annually.


Page 4


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Morningstar, Inc.         17-May-11  617700-109                                                     MORN

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Joe Mansueto (Chairman & CEO) as director           Issuer
For                          For     1.2) Elect Donald Phillips (President) as director             Issuer
For                          For     1.3) Elect Cheryl Francis as director                          Issuer
For                          For     1.4) Elect Steve Kaplan as director                            Issuer
For                          For     1.5) Elect Bill Lyons as director                              Issuer
For                          For     1.6) Elect Jack Noonan as director                             Issuer
For                          For     1.7) Elect Paul Sturm as director                              Issuer
For                          For     1.8) Elect Hugh Zentmyer as director                           Issuer
For                          For     2) Approve the Morningstar, Inc. 2011 Stock Incentive          Issuer
                                     Plan.
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.
For                          For     5) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Rayonier, Inc.            19-May-11  754907-103                                                     RYN

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Paul Boynton (President & COO) as director for      Issuer
                                     a term ending 2014
For                          For     1.2) Elect Mark Gaumond as director for a term ending 2014     Issuer
For                          For     1.3) Elect David Oskin as director for a term ending 2014      Issuer
For                          For     2) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   3) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.
For                          For     4) Ratify the selection of Deloitte & Touche LLP as            Issuer
                                     independent registered public accounting firm
For                        Against   5) Eliminate classification of terms of the Board of           Shareholder
                                     Directors to require that all Directors stand for election annually.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Zebra Technologies        19-May-11  989207-105                                                     ZBRA

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Anders Gustafsson (CEO) as director for a term      Issuer
                                     ending 2014
For                          For     1.2) Elect Andrew Ludwick as director for a term ending        Issuer
                                     2014
For                          For     2) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   3) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.
For                          For     4) Approve the 2011 Long-Term Incentive Plan                   Issuer
For                          For     5) Approve the 2011 Short-Term Incentive Plan                  Issuer
For                          For     6) Approve the 2011 Employee Stock Purchase Plan               Issuer
For                          For     7) Ratify the selection of Ernst & Young LLP as the            Issuer
                                     independent registered public accounting firm.


Page 5


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Landstar System Inc.      26-May-11  515098-101                                                     LSTR

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Jeffrey Crowe (ex-CEO & ex-Chairman) as             Issuer
                                     director
For                          For     1.2) Elect David Bannister as director for term ending         Issuer
                                     2014
For                          For     1.3) Elect Michael Henning as director for term ending         Issuer
                                     2014
For                          For     2) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                      N/A     4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.
For                          For     5) Approve the 2011 Landstar System, Inc. Equity Incentive     Issuer
                                     Plan.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Hibbett Sports, Inc.      26-May-11  428567-101                                                     HIBB

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Albert Johnson as director for a term ending        Issuer
                                     2014
For                          For     1.2) Elect Ralph Parks as director for a term ending 2014      Issuer
For                          For     2) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.
For                          For     5) Re-approve performance-based compensation under the         Issuer
                                     amended and restated 2006 Executive Officer Cash Bonus
                                     Plan.


COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
Affiliated Managers       31-May-11  008252-108                                                     AMG
Group, Inc.

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect Samuel Byrne as director                            Issuer
For                          For     1.2) Elect Dwight Churchill as director                        Issuer
For                          For     1.3) Elect Sean Healy (CEO) as director                        Issuer
For                          For     1.4) Elect Harold Meyerman as director                         Issuer
For                          For     1.5) Elect William Nutt (Chairman) as director                 Issuer
For                          For     1.6) Elect Rita Rodriguez as director                          Issuer
For                          For     1.7) Elect Patrick Ryan as director                            Issuer
For                          For     1.8) Elect Jide Zaitlin as director                            Issuer
For                          For     2) Approve the 2011 Stock Option and Incentive Plan            Issuer
For                          For     3) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
1 year                      1 year   4) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.
For                          For     5) Ratify the selection of PwC (PricewaterhouseCoopers         Issuer
                                     LLP) as the independent registered public accounting firm.



COMPANY NAME              MEETING    CUSIP                                                          TICKER
                          DATE
VCA Antech Inc.            6-Jun-11  918194-101                                                     WOOF

Vote                      Management Proposals at "Annual Meeting of Shareholders"                  Proposed by Issuer or
                          For /                                                                     Security Holder
                          Against

For                          For     1.1) Elect John Chickering, Jr. as director for a term         Issuer
                                     ending 2014
For                          For     1.2) Elect John Heil as director for a term ending 2014        Issuer
For                          For     2) Ratify the selection of KPMG LLP as the independent         Issuer
                                     registered public accounting firm.
For                          For     3) Re-approve the material terms of the performance goals      Issuer
                                     under the VCA Antech, Inc. 2006 Equity Incentive Plan.
For                          For     4) Re-approve the material terms of the performance goals      Issuer
                                     under the VCA Antech, Inc.2007 Cash Incentive Plan.
For                          For     5) Approve, on an advisory basis, the compensation of          Issuer
                                     named executive officers, as disclosed in the company's
                                     Proxy Statement for the 2011 Annual Meeting of
                                     Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
2 years                    3 years   6) Select the preferred voting frequency -- one year, two      Issuer
                                     years, three years or abstain -- as to when the company
                                     shall hold a shareholder vote to approve the compensation
                                     of the named executive officers.

                                SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               First Trust Series Fund
                           -----------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           ---------------------------------
                           James A. Bowen, President

Date                       August 31, 2011
                           -------------------------

* Print the name and title of each signing officer under his or her signature.